Finance Leases as Lessee - Schedule of Maturity of Lease Liabilities (Details)	Jun. 30, 2025 USD ($)
Schedule of Maturity of Lease Liabilities [Abstract]
Six months ended December 31, 2025	$ 32,243
Fiscal year 2026	57,320
Fiscal year 2027	15,096
Less: imputed interest	(2,788)
Present value of finance lease liabilities	$ 101,871